Goodwill	12 Months Ended
Jun. 30, 2022
Goodwill
Goodwill

17 Goodwill

Cost:	RMB’000
At July 1, 2020	—
Acquisition through business combination (Note 33)	19,640
At June 30, 2021	19,640
Exchange adjustments	(252)
At June 30, 2022	19,388
Impairment:
At July 1, 2020, June 30, 2021 and June 30, 2022	—
Carrying amount:
At June 30, 2021	19,640
At June 30, 2022	19,388

Impairment tests for cash-generating unit (CGU) containing goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s CGU as follows.

	As at June 30,
	2021	2022
	RMB’000	RMB’000
MINISO SG Pte. Ltd.	19,640	19,388
Total	19,640	19,388

The recoverable amount of this CGU was based on its value in use, determined by discounting the future cash flows to be generated from the continuing operation of the CGU, based on value-in-use calculation. The cash flow projection used in calculation was based on the financial forecasts approved by management covering a five-year period.

The key assumptions used in the estimation of value in use were as follows.

	As at June 30,
	2021	2022
Pre-tax discount rate	13.2%	16.1%
Terminal value growth rate	1.4%	1.9%
Revenue growth rate (average of next five years)	21.8%	15.0%

The discount rate used was pre-tax and reflect specific risks relating to the CGU. Five years of cash flow were included in the discounted cash flow model. Cash flows beyond the five-year period were extrapolated using the terminal growth rate, which did not exceed the long-term average growth rates for the business in which the CGU operates. Revenue growth was based on expectations of future outcomes taking into account of the impact of COVID-19.

The discount rate used was pre-tax and reflect specific risks relating to the CGU. Five years of cash flow were included in the discounted cash flow model. Cash flows beyond the five-year period were extrapolated using the terminal growth rate, which did not exceed the long-term average growth rates for the business in which the CGU operates. Revenue growth was based on expectations of future outcomes taking into account of the impact of COVID-19.

The headroom calculated based on the recoverable amounts deducting the carrying amount of and goodwill allocated for the CGU was approximated RMB10,741,000 and RMB19,363,000 as at June 30, 2021 and 2022.

The Company performed the sensitivity analysis based on the assumption that pre-tax discount rate and revenue growth rate has been changed. Had the estimated key assumption during the forecast period been changed as below, the headroom would have decreased to the following:

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Pre-tax discount rate increase by 5%	7,363	3,981
Revenue growth rate (average of next five years) decrease by 2%	151	604

With regards to the assessment of the value in use of the CGU, the directors of the Company believe that reasonable possible changes in above key assumptions would not lead to the carrying value, including goodwill, of the CGU to exceed the recoverable amount as at June 30, 2021 and 2022.